Non-cash operating items (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Accounts receivable	$40,396	$45,821	$11,721	$29,784
Fuel and natural gas in storage	(9,420)	(6,885)	10,061	9,335
Supplies and consumable inventory	(2,944)	(3,397)	(4,921)	(5,344)
Income taxes recoverable	7,623	(2,066)	6,801	(2,074)
Prepaid expenses	1,138	7,287	(5,468)	4,034
Accounts payable	18,429	(10,457)	(10,108)	(50,512)
Accrued liabilities	(45,581)	(13,833)	(55,711)	(29,316)
Current income tax liability	(5,657)	2,099	694	2,789
Asset retirements and environmental obligations	(322)	(5,230)	(1,422)	(5,726)
Net regulatory assets and liabilities	2,007	9,638	8,124	7,039
	$5,669	$22,977	$(40,229)	$(39,991)